CASH RESOURCES TRUST
                              901 East Byrd Street
                               Richmond, VA 23219


                                                     October 23, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:   Cash Resource Trust (File Nos. 33-65818, 811-7862)

Ladies and Gentlemen:

         On behalf of Cash Resource Trust (the "Trust"), the undersigned hereby certifies, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from those included in Post-Effective Amendment No.8 to the Trust's Registration Statement, as filed electronically with the Securities and Exchange Commission on October 13, 1998.

                                            CASH RESOURCE TRUST

                                            By:      /s/ Terry L. Perkins
                                                     ---------------------
                                                     Terry L. Perkins
                                                     Treasurer
                                                     CASH RESOURCE TRUST





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